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Virtus Stone Harbor Local Markets Fund
Virtus Stone Harbor Local Markets Fund

Supplement dated June 28, 2024 to the Fund’s prospectuses dated September 28, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the Fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information
Average Annual Total Returns (for the periods ended 12/31/23; includes returns of the Predecessor Fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Stone Harbor Local Markets Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	Return Before Taxes	12.02%	0.90%	(0.84%)
Class I Shares | After Taxes on Distributions	Return After Taxes on Distributions	12.02%	0.89%	(1.01%)
Class I Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.11%	0.69%	(0.70%)
Class A Shares	Return Before Taxes	7.59%			2.45%	Apr. 11, 2022
JPMorgan EMBI Global Diversified Index	JPMorgan EMBI Global Diversified Index	11.09%	1.67%	3.22%	2.57%	Apr. 11, 2022
JPMorgan GBI-EM Global Diversified Index	JPMorgan GBI-EM Global Diversified Index	12.70%	1.14%	0.09%	4.83%	Apr. 11, 2022